Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals - Footnotes (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	$ 933	$ 1,252	$ 1,105
Other Current Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	714	823
Other Noncurrent Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	$ 219	$ 428